Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Comprehensive Income
Net income (loss)		$ 7,257	$ 6,305	$ (793)
Defined benefit plans
Prior service (cost) credit arising during the period		0	(7)	2
Amortization of prior service cost (credit) included in income		(35)	(40)	(38)
Net change during the period		(35)	(47)	(36)
Net actuarial gain (loss) arising during the period		(55)	(150)	19
Reclassification adjustment for amortization of prior service credit included in net income (loss)		146	279	247
Net change during the period		91	129	266
Nonsponsored plans	[1]	(3)	(1)	(2)
Income taxes on defined benefit plans		(2)	(42)	(81)
Defined benefit plans, net of tax		51	39	147
Unrealized holding gain on securities, before and after tax		0	0	(58)
OCI Unrealized loss on securities, net of tax		0	0	(58)
Foreign currency translation adjustments		699	(645)	586
Income taxes on foreign currency translation adjustments		(4)	3	0
Foreign currency translation adjustments, net of tax		695	(642)	586
Other comprehensive income (loss), net of tax		746	(603)	675
Comprehensive income (loss)		8,003	5,702	(118)
Less: comprehensive income attributable to noncontrolling interests		(68)	(48)	(62)
Comprehensive Income (Loss) Attributable to ConocoPhillips		$ 7,935	$ 5,654	$ (180)

[1]	*Plans for which ConocoPhillips is not the primary obligor — primarily those administered by equity affiliates.